Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
	Jan. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Business Acquisition [Line Items]
Goodwill acquired		¥ 659,323		¥ 659,323		¥ 627,683
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		2,673	¥ 5,486	3,628	¥ 8,589
Real Estate Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			137		137
ORIX USA
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		111	3,299	929	4,048
Asia and Australia
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			¥ 2,066		¥ 4,420
Environmental and Energy
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net				229
ORIX Europe
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		2,502		2,502
DHC Corporation
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash				300,000
Goodwill acquired		99,906		99,906
Acquired intangible assets other than goodwill		¥ 95,513		95,513
Business acquisition, effective date of Acquisition	Jan. 31, 2023
DHC Corporation | Selling, General and Administrative Expenses
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs				¥ 3,435